Debt (Details) $ in Millions, $ in Millions		3 Months Ended		6 Months Ended
	Apr. 19, 2021 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 CAD ($)	May 28, 2021 CAD ($)	Mar. 17, 2021 CAD ($)	Mar. 17, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Early debt redemption costs		$ 0	$ 0	$ (53)	$ (17)
Series M-56 Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Principal amount						$ 500
Series M-40 Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding	$ 1,700
Early debt redemption costs	$ 53
Series M-54 Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Principal amount							$ 1,000
Series M-55 Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Principal amount							550
Series US-3 Notes
Disclosure of detailed information about borrowings [line items]
Principal amount							747	$ 600
Series US-4 Notes
Disclosure of detailed information about borrowings [line items]
Principal amount							$ 623	$ 500
Fixed interest rate | Series M-56 Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)						2.20%
Fixed interest rate | Series M-40 Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.00%
Fixed interest rate | Series M-54 Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)							3.00%	3.00%
Fixed interest rate | Series M-55 Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)							4.05%	4.05%
Fixed interest rate | Series US-3 Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)							0.75%	0.75%
Fixed interest rate | Series US-4 Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)							3.65%	3.65%